Exhibit 99.6

Client Name:
Client Project Name:	PRKCM 2025-AFC2
Start - End Dates:	8/8/2025 - 10/16/2025
Deal Loan Count:	323

Conditions Report 2.0

Loans in Report:	323
Loans with Conditions:	95

8 - Total Active Conditions
8 - Non-Material Conditions
8 - Credit Review Scope
1 - Category: Assets
1 - Category: Legal Documents
1 - Category: LTV/CLTV
5 - Category: Terms/Guidelines
115 - Total Satisfied Conditions

101 - Credit Review Scope
17 - Category: Application
7 - Category: Assets
4 - Category: Credit/Mtg History
5 - Category: DTI
9 - Category: Income/Employment
9 - Category: Insurance
13 - Category: Legal Documents
35 - Category: Terms/Guidelines
2 - Category: Title
6 - Property Valuations Review Scope
2 - Category: Appraisal
4 - Category: Property
8 - Compliance Review Scope
5 - Category: Documentation
1 - Category: RESPA
1 - Category: Right of Rescission
1 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

©2025 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.